Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,127,055	$ 172,729	¥ 884,676	¥ 563,383
Restricted cash and term deposits	21,865	3,352	16,509
Trade receivables	52,871	8,103	26,110
Receivables from online payment platforms	16,182	2,480	13,429
Amounts due from related parties	7,764	1,190	5,815
Prepayment and other current assets	43,190	6,619	67,628
Total current assets	2,796,015	428,509	2,957,027
Non-current assets:
Long-term investments	166,100	25,456	45,980	¥ 14,813
Intangible assets	60,029	9,200	726
Goodwill	48,500	7,433
Property and equipment, net	29,830	4,572	32,341
Deferred tax assets	55,520	8,509	35,208
Operating lease right-of-use assets	120,140	18,412	144,488
Other non-current assets	15,878	2,433	14,184
Total non-current assets	495,997	76,015	272,927
Total assets	3,292,012	504,524	3,229,954
Current liabilities:
Taxes payable	60,070	9,207	65,605
Contract liabilities	135,385	20,749	93,725
Salary and welfare payables	95,758	14,676	100,676
Amounts due to related parties	2,404	368	2,620
Accrued expenses and other current liabilities	237,785	36,442	166,088
Operating lease liabilities	39,468	6,049	37,799
Total current liabilities	570,870	87,491	466,513
Operating lease liabilities-non current	93,044	14,260	120,803
Deferred tax liabilities	8,522	1,306
Total non-current liabilities	101,566	15,566	120,803
Total liabilities	672,436	103,057	587,316
Mezzanine equity	23,205	$ 3,556
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	374,132		251,023
Restricted cash and term deposits	21,865		16,509
Trade receivables	52,871		26,110
Receivables from online payment platforms	16,182		13,429
Short-term investments and term deposit	70,000		120,876
Amounts due from related parties	17,206		5,921
Prepayment and other current assets	42,918		50,464
Total current assets	595,174		484,332
Non-current assets:
Long-term investments	158,509		41,788
Intangible assets	60,009		703
Goodwill	48,500
Property and equipment, net	29,396		31,489
Deferred tax assets	44,828		34,199
Operating lease right-of-use assets	70,911		144,071
Other non-current assets	9,448		14,184
Total non-current assets	421,601		266,434
Total assets	1,016,775		750,766
Current liabilities:
Taxes payable	49,899		51,562
Contract liabilities	135,385		93,725
Salary and welfare payables	48,560		57,016
Amounts due to related parties	308,971		95,259
Accrued expenses and other current liabilities	226,890		163,277
Operating lease liabilities	24,799		37,501
Total current liabilities	794,504		498,340
Operating lease liabilities-non current	58,615		120,733
Deferred tax liabilities	8,522
Amounts due to related parties	13,443		137,372
Total non-current liabilities	80,580		258,105
Total liabilities	875,084		¥ 756,445
Mezzanine equity	¥ 23,205